PHOENIX-ENGEMANN FUNDS
    Supplement dated April 1, 2005 to the Statement of Additional Information
                               dated May 1, 2004

                           PHOENIX EQUITY SERIES FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information dated December 30, 2004, as supplemented January 3, 2005

                              PHOENIX EQUITY TRUST
    Supplement dated April 1, 2005 to the Statement of Additional Information
           dated October 21, 2004, as supplemented October 22, 2004,
                      January 3, 2005 and January 11, 2005

                 PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information
                              dated August 28, 2004

                         PHOENIX INVESTMENT SERIES FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information dated December 29, 2004, as supplemented January 3, 2005 and January 21, 2005

                           PHOENIX INVESTMENT TRUST 97
    Supplement dated April 1, 2005 to the Statement of Additional Information dated December 30, 2004, as supplemented January 3, 2005

                               PHOENIX-KAYNE FUNDS
    Supplement dated April 1, 2005 to the Statement of Additional Information
                               dated May 1, 2004

                          PHOENIX MULTI-PORTFOLIO FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information
                              dated March 29, 2005

                           PHOENIX MULTI-SERIES TRUST
    Supplement dated April 1, 2005 to the Statement of Additional Information
                             dated February 28, 2005

                          PHOENIX PARTNER SELECT FUNDS
    Supplement dated April 1, 2005 to the Statement of Additional Information
                             dated November 26, 2004

                               PHOENIX PORTFOLIOS
    Supplement dated April 1, 2005 to the Statement of Additional Information
                             dated February 28, 2005

                              PHOENIX-SENECA FUNDS
    Supplement dated April 1, 2005 to the Statement of Additional Information
                             dated January 28, 2005

                               PHOENIX SERIES FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information
                             dated February 28, 2005

                        PHOENIX STRATEGIC ALLOCATION FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information
      dated March 15, 2004, as supplemented March 18, 2004, April 15, 2004 and January 3, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
    Supplement dated April 1, 2005 to the Statement of Additional Information
                              dated August 28, 2004

IMPORTANT NOTICE TO INVESTORS

         In the section entitled "The Distributor," the table entitled "Dealer Concessions" that is applicable to all equity and balanced funds is hereby replaced with the following table in each of the above referenced Statements of Additional Information.

DEALER CONCESSIONS
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

------------------------------------------------------------------------------------------------------------------------------
           AMOUNT OF
          TRANSACTION            SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE          DEALER DISCOUNT
       AT OFFERING PRICE               OF OFFERING PRICE             OF AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------------
  Under $50,000                               5.75%                         6.10%                          5.00%
------------------------------------------------------------------------------------------------------------------------------
  $50,000 but under $100,000                  4.75                          4.99                           4.25
------------------------------------------------------------------------------------------------------------------------------
  $100,000 but under $250,000                 3.75                          3.90                           3.25
------------------------------------------------------------------------------------------------------------------------------
  $250,000 but under $500,000                 2.75                          2.83                           2.25
------------------------------------------------------------------------------------------------------------------------------
  $500,000 but under $1,000,000               2.00                          2.04                           1.75
------------------------------------------------------------------------------------------------------------------------------
  $1,000,000 or more                          None                          None                           None
------------------------------------------------------------------------------------------------------------------------------


         Additionally, in the second paragraph following the existing table(s) entitled "Dealer Concessions," item (d) is hereby replaced with the following:

         (d) excluding purchases as described in (c) above, pay broker-dealers an amount equal to 1.00% of the amount of Class A Shares sold from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to
             $10,000,000 and 0.25% on amounts greater than $10,000,000. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 4204/Class A BDCons&FF (0405)